Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
ASSETS
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)	[1]	$ 47,624,171	$ 34,986,160
Fixed maturities, trading, at fair value (amortized cost: 2025 – $5,241,598; 2024 – $4,415,277)		4,892,507	3,845,045
Equity securities, at fair value (cost: 2025 – $2,826,642; 2024 – $2,650,542)		2,869,631	2,623,820
Policy loans		1,666,965	1,541,480
Short-term investments (net of allowance for credit losses: 2025 – $0; 2024 – $49)		320,794	517,386
Commercial mortgage and other loans (net of $48,775 and $36,002 allowance for credit losses at December 31, 2025 and 2024, respectively)		10,082,667	7,759,323
Other invested assets (includes $77,641 and $12,999 of assets measured at fair value at December 31, 2025 and 2024, respectively)(1)	[1]	2,297,535	1,582,094
Total investments		69,754,270	52,855,308
Cash and cash equivalents(1)	[1]	2,876,388	3,325,698
Deferred policy acquisition costs		8,655,183	7,807,060
Accrued investment income(1)	[1]	618,033	466,394
Reinsurance recoverables and deposit receivables (net of $145 and $10 allowance for credit losses; includes $804,855 and $645,193 of embedded derivatives at fair value at December 31, 2025 and 2024, respectively)		54,370,370	48,247,817
Receivables from parent and affiliates		963,452	678,028
Deferred sales inducements		297,413	322,351
Income tax assets	[1]	1,741,122	2,120,654
Market risk benefit assets		2,655,866	2,637,363
Other assets	[1]	1,852,055	1,850,800
Separate account assets		118,609,218	118,143,256
TOTAL ASSETS		262,393,370	238,454,729
LIABILITIES
Policyholders’ account balances		86,592,965	69,628,318
Future policy benefits		28,230,098	25,113,767
Market risk benefit liabilities		4,482,417	4,281,244
Cash collateral for loaned securities		22,622	121,372
Reinsurance and funds withheld payables (includes $265 and $0 of embedded derivatives at fair value at December 31, 2025 and 2024, respectively)		11,377,505	8,611,141
Payables to parent and affiliates	[1]	2,497,217	3,653,848
Other Liabilities	[1]	2,537,050	4,199,803
Separate account liabilities		118,609,218	118,143,256
Total liabilities		254,349,092	233,752,749
Commitments and Contingencies
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and 250,000 outstanding)		2,500	2,500
Additional paid-in capital		5,806,878	4,923,299
Retained Earnings (accumulated deficit)		2,104,835	272,519
Accumulated other comprehensive income (loss)		8,855	(601,877)
Total Pruco Life Insurance Company equity		7,923,068	4,596,441
Noncontrolling Interests		121,210	105,539
Total equity		8,044,278	4,701,980
TOTAL LIABILITIES AND EQUITY		$ 262,393,370	$ 238,454,729

[1]	See Note 4 for details of balances associated with variable interest entities.